INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2019
INCOME TAXES
Schedule of Income Tax Payable

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2019 and 2018 comprises:

	June 30, 2019	June 30, 2018
		Restated
Jinshang Leasing	1,202,674	85,481
Total	$1,202,674	$85,481

Schedule of Components of Income Tax Expense (Benefit)

	For the year ended June 30,
	2019	2018
		Restated
Current income tax (expense)	(1,154,780)	(303,264)
Deferred tax benefit	20,055,500	625,302
Total credit for income taxes	18,900,720	322,038

Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	June 30, 2019	June 30, 2018
		Restated
PRC statutory tax	25.0%	25.0%
Effect of non-deductible expenses	(27.4)%	49.5%
Effect of non-taxable income	0.5%	(62.4)%
Others	(22.9)%	12.0%
Effective tax rate	(24.8)%	24.1%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax arose from the difference in tax and accounting base of the deductible lease payment receivable loss and difference in direct financing lease income recognition between PRC and U.S. GAAP.

	June 30, 2019	June 30, 2018
		Restated
Deferred tax assets
Provision for direct financing lease	$21,306,314	$1,085,644
Direct financing lease income	(469,906)	(136,133)
Specific allowance on guarantee	—	—
Total deferred tax assets	20,836,408	949,511
Less: Valuation allowance	—	—
Less: Net off with deferred tax liabilities for financial reporting purposes	—	—
Net total deferred tax assets	$20,836,408	$949,511